SUMMARY OF ESTIMATED VALUE OF OPTIONS (Details) - $ / shares		12 Months Ended
		Jan. 31, 2024	Jan. 23, 2023
Share Price		$ 0.22	$ 0.125
Exercise price		$ 0.13
Expected volatility minimum	[1]	111.10%
Expected volatility maximum	[1]	265.18%
Risk free rate		3.88%
Dividends		0.00%
Minimum [Member]
Expected term (years)		2 years
Maximum [Member]
Expected term (years)		3 years

[1]	The Company derived expected volatility using the average volatility for a sample of comparable companies due to the thinly traded nature of the Company’s stock.